CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	507.3	499.3
Common stock, shares outstanding (in shares)	507.3	499.3
Common stock, shares authorized, unlimited	Unlimited	Unlimited